Segment Information - Certain Operating Data for Segments (Details) - USD ($) $ in Millions		3 Months Ended								12 Months Ended
	Sep. 21, 2016	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015
Segment Reporting Information [Line Items]
Net sales		$ 4,236.6	$ 4,137.5	$ 4,017.0	$ 3,894.0	$ 4,060.6	$ 3,695.6	$ 3,656.3	$ 3,447.2	$ 16,285.1	$ 14,859.7	$ 14,171.8
Multiemployer pension withdrawals			(4.2)		(180.0)					(184.2)
Pension risk transfer expense	$ (370.7)
Pension lump sum settlement						(3.9)		(28.7)
Land and Development impairments		(2.6)	(1.7)		(27.6)	(4.0)		(42.7)		(31.9)	(46.7)
Restructuring and other costs		(40.3)	(17.1)	(31.7)	(16.3)	(38.0)	(59.4)	(18.3)	$ (81.0)	(105.4)	(196.7)	(366.4)
Interest expense, net										(293.8)	(222.5)	(212.5)
(Loss) gain on extinguishment of debt		(0.1)	$ 0.9	$ 0.1	$ (1.0)	(0.1)	2.0	$ (0.1)		(0.1)	1.8	2.7
Other income, net										12.7	11.5	14.4
Gain on sale of HH&B						2.2	$ 190.6				192.8
Income (loss) from continuing operations before income taxes										1,034.8	857.6	244.6
Identifiable assets		25,360.5				25,089.0				25,360.5	25,089.0	23,038.2
Goodwill		5,577.6				5,528.3				5,577.6	5,528.3	4,778.1
Intangibles, net		3,122.0				3,329.3				3,122.0	3,329.3	2,599.3
Depreciation, depletion and amortization										1,252.2	1,112.1	1,141.9
Capital expenditures										999.9	778.6	796.7
Investment in unconsolidated entities		457.8				360.6				457.8	360.6	328.9
Operating Segments [Member]
Segment Reporting Information [Line Items]
Net sales										16,452.9	15,026.9	14,300.5
Segment income (loss)										1,707.6	1,217.5	1,253.8
Intersegment Eliminations [Member]
Segment Reporting Information [Line Items]
Net sales										167.8	167.2	128.7
Corporate, Non-Segment [Member]
Segment Reporting Information [Line Items]
Multiemployer pension withdrawals										(184.2)	0.0	0.0
Pension risk transfer expense										0.0	0.0	(370.7)
Pension lump sum settlement										0.0	(32.6)	0.0
Land and Development impairments										(31.9)	(46.7)	0.0
Non-allocated expenses										(70.1)	(67.5)	(76.7)
Interest expense, net										(293.8)	(222.5)	(212.5)
Other income, net										12.7	11.5	14.4
Gain on sale of HH&B										0.0	192.8	0.0
Corrugated Packaging [Member]
Segment Reporting Information [Line Items]
Identifiable assets		11,069.6				10,959.7				11,069.6	10,959.7	10,497.0
Goodwill		1,966.7				1,941.5				1,966.7	1,941.5	1,798.3	$ 1,743.2
Intangibles, net		506.2				540.4				506.2	540.4	487.6
Depreciation, depletion and amortization										700.5	622.1	602.2
Capital expenditures										657.3	503.9	505.2
Investment in unconsolidated entities		455.6				342.8				455.6	342.8	295.3
Corrugated Packaging [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Net sales										9,693.0	9,084.8	8,574.7
Segment income (loss)										1,240.0	818.0	792.0
Corrugated Packaging [Member] | Intersegment Eliminations [Member]
Segment Reporting Information [Line Items]
Net sales										87.3	78.8	60.6
Corrugated Packaging [Member] | Unaffiliated Customers [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Net sales										9,605.7	9,006.0	8,514.1
Consumer Packaging [Member]
Segment Reporting Information [Line Items]
Identifiable assets		11,511.1				11,455.8				11,511.1	11,455.8	9,671.5
Goodwill		3,610.9				3,586.8				3,610.9	3,586.8	2,979.8	$ 2,903.9
Intangibles, net		2,615.8				2,788.9				2,615.8	2,788.9	2,111.7
Depreciation, depletion and amortization										546.5	484.9	474.1
Capital expenditures										308.3	254.0	229.8
Investment in unconsolidated entities		1.8				3.0				1.8	3.0	8.1
Consumer Packaging [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Net sales										6,617.5	5,698.3	5,606.0
Segment income (loss)										445.1	385.7	457.2
Consumer Packaging [Member] | Intersegment Eliminations [Member]
Segment Reporting Information [Line Items]
Net sales										80.5	88.4	68.1
Consumer Packaging [Member] | Unaffiliated Customers [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Net sales										6,537.0	5,609.9	5,537.9
Land and Development [Member]
Segment Reporting Information [Line Items]
Identifiable assets		49.1				89.8				49.1	89.8	460.6
Depreciation, depletion and amortization										0.7	0.7	1.4
Investment in unconsolidated entities		0.0				14.4				0.0	14.4	28.6
Land and Development [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Net sales										142.4	243.8	119.8
Segment income (loss)										22.5	13.8	4.6
Land and Development [Member] | Unaffiliated Customers [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Net sales										142.4	243.8	119.8
Disposal Group, Held-for-sale, Not Discontinued Operations [Member]
Segment Reporting Information [Line Items]
Identifiable assets		59.5				173.6				59.5	173.6	52.3
Corporate Segment [Member]
Segment Reporting Information [Line Items]
Identifiable assets		2,671.2				2,410.1				2,671.2	2,410.1	2,356.8
Depreciation, depletion and amortization										4.5	4.4	7.0
Capital expenditures										34.3	20.7	16.5
Investment in unconsolidated entities		$ 0.4				$ 0.4				0.4	0.4	(3.1)
Discontinued Operations
Segment Reporting Information [Line Items]
Depreciation, depletion and amortization										0.0	0.0	57.2
Capital expenditures										$ 0.0	$ 0.0	$ 45.2